Significant Acquisitions	9 Months Ended
Jul. 31, 2021
Intangible assets and goodwill [abstract]
Significant Acquisitions

NOTE 8:  SIGNIFICANT ACQUISITIONS

The Bank completed two acquisitions during the third quarter of fiscal 2021:

Acquisition of Wells Fargo & Company’s Canadian Direct Equipment Finance Business

On May 1, 2021, the Bank acquired the Canadian Direct Equipment Finance business of Wells Fargo & Company. The results of the acquired business have been consolidated from the acquisition date and included in the Canadian Retail segment.

Acquisition of Headlands Tech Global Markets, LLC

On July 1, 2021, the Bank acquired Headlands Tech Global Markets, LLC, a Chicago based quantitative fixed income trading company. The results of the acquired business have been consolidated from the acquisition date and included in the Wholesale segment.

These acquisitions were accounted for as business combinations under the purchase method. The excess of accounting consideration over the fair value of tangible net assets acquired is allocated to other intangibles and goodwill. The purchase price allocation is subject to refinement during the measurement period and may be adjusted to reflect new information about facts and circumstances that existed at the acquisition date.